UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Co.
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     February 02, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       none                          none
       28-none                       none

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     294859


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxas Pete Corp           common              3830106       3673   839513     X    X                      839513
A C Nielsen Corp            common              004833109     6485   178884     X    X                      178884
AXA ADRs                    common              054536107        5       69     X    X                          69
Coastal Corp                common              190441105      665     7526     X    X                        7526
Quantum Corp. Hard Disk Drv common              747906303     1213   151669     X    X                      151669
Honeywell Int'l Inc         common              438516106    26653   563342     X    X                      563342
Infinity Broadcstng Corp A  common              45662S102     1472    52681     X    X                       52681
Keebler Foods               common              487256109    10579   255298     X    X                      255298
Litton Industries           common              538021106    15726   199860     X    X                      199860
Primedia Inc. Long          common              74157K101      877    73475     X    X                       73475
SDL Inc.                    common              784076101     4503    30390     X    X                       30390
Salient 3 Commun.           common              794721100      331   139383     X    X                      139383
Vivendi Universal ADRs      common              92851s204    42301   663544     X    X                      663544
Vast Solutions Inc Cl B1    common              92237t108      120   119851     X    X                      119851
Vast Solutions Inc Cl B2    common              92237t207      120   119851     X    X                      119851
Vast Solutions Inc Cl B3    common              92237t306      120   119851     X    X                      119851
Voicestream Wireless        common              928615103     1596    15860     X    X                       15860
Willamette Industries       common              969133107    24634   524819     X    X                      524819
Worldport Comm Restricted   common              98155j105      888   265677     X    X                      265677
MYND Corporation            common              628551103     1777   111033     X    X                      111033
A C Nielson Call Feb 30     options             004833109       93      149     X    X                         149
Georgia Pac CALL JAN 40     options             373298108        2      390     X    X                         390
JP Morgan & Co Jan 175      options             616880100      247      789     X    X                         789
JP Morgan & Co  March 1     options             616880100     1122      685     X    X                         685
JP Morgan & Co.  March 1    options             616880100      518      380     X    X                         380
Litton Inds Mar 70 Call     options             538021106       14       15     X    X                          15
Litton Inds June 75 call    options             538021106     1064     1851     X    X                        1851
SDL Call Mar 340            options             784076101        2       15     X    X                          15
SDL Inc. Jan 300 Call       options             784076101        1        7     X    X                           7
S&P 500 Put Jan 1225        options             6a899k655      159      265     X    X                         265
Honeywell Call Jan '02 40   options             438516106       95       72     X    X                          72
Willamette Inds Jan 50 c    options             969133107       34     1369     X    X                        1369
Willamette Inds Jan 40 p    options             969133107       16     2624     X    X                        2624
Abraxas Contingent Rights   rights              003831112      320  1882816     X    X                     1882816
Diva Systems Warrants       warrants            255013153        0    13947     X    X                       13947
Spec Foods WRTS 0% 12/15/09 warrants            784127AA0        5   518100     X    X                      518100
                                                            147429